LOANS AND ADVANCES TO CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2024
Net Loans And Advances To Customers [Abstract]
Summary of Net Loans and Advances to Customers

	Group
	2024	2023
	£m	£m
Loans secured on residential properties	165,214	172,854
Corporate loans	18,550	18,267
Finance leases	4,222	4,530
Other unsecured loans	6,601	7,232
Accrued interest and other adjustments	796	943
Amounts due from fellow Banco Santander subsidiaries and joint ventures	4,814	4,489
Amounts due from Santander UK Group Holdings plc	18	55
Loans and advances to customers	200,215	208,370
Credit impairment loss allowances on loans and advances to customers	(784)	(914)
Residual value and voluntary termination provisions on finance leases	(23)	(21)
Net loans and advances to customers	199,408	207,435

Disclosure of Finance Lease and Hire Purchase Contract Receivables	Finance lease and hire purchase contract receivables may be analysed as follows:

						Group
	2024			2023
	Gross investment	Unearned finance income	Net investment	Gross investment	Unearned finance income	Net investment
	£m	£m	£m	£m	£m	£m
No later than one year	1,400	(208)	1,192	1,502	(216)	1,286
Later than one year and not later than two years	1,423	(215)	1,208	1,426	(208)	1,218
Later than two years and not later than three years	1,220	(184)	1,036	1,331	(194)	1,137
Later than three years and not later than four years	721	(109)	612	882	(129)	753
Later than four years and not later than five years	115	(17)	98	99	(14)	85
Later than five years	90	(14)	76	60	(9)	51
	4,969	(747)	4,222	5,300	(770)	4,530

Disclosure of Maturity Analysis of Operating Lease Payments	At 31 December 2024 and 2023, the Santander UK group had contracted with lessees for the following future undiscounted minimum lease payments receivable under operating leases.

	Group
	2024	2023
	£m	£m
No later than one year	27	28
Later than one year and not later than two years	21	26
Later than two years and not later than three years	17	18
Later than three years and not later than four years	7	14
Later than four years and not later than five years	5	7
Later than five years	11	18
	88	111